Fair Value Measurements	12 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 5 – Fair Value Measurements

The following table presents information about the assets and liabilities that are measured at fair value on a recurring basis at June 30, 2022 and 2021 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value

At June 30 , 2022
	Total	Level 1	Level 2	Level 3
Original issue discount, convertible debt	$ -	$ -	$ -	$ -

At June 30, 2021
	Total	Level 1	Level 2	Level 3
Original issue discount, convertible debt	$ 1,842,000	$ -	$ -	$ 1,842,000

The Company measures the fair market value of the Level 3 liability components using the Monte Carlo model and projected discounted cash flows, as appropriate. These models were prepared by an independent third party and consider management's best estimate of the conversion price of the stock, an estimate of the expected time to conversion, an estimate of the stock's volatility, and the risk-free rate of return expected for an instrument with a term equal to the duration of the convertible note. In December 2021, the derivative liability was eliminated when the Company entered into an agreement to convert the convertible debt into preferred stock. (See Note 6).